Summary of Significant Accounting Policies (Schedule of Customers Representing Greater than Ten Percent of Revenues) (Details) - Revenues [Member]	12 Months Ended
	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2012
Customer A [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	17.50%	21.20%	24.70%
Customer B [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	41.90%	20.20%	16.80%
Customer D [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage		14.50%	17.40%
Customer E [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	16.50%
Customer F [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	11.60%	22.50%	14.00%

[1]	No revenue
[2]	Less than 10%